Annual Total Returns - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(1.63%)
Annual Return 2016	8.27%
Annual Return 2017	7.79%
Annual Return 2018	(2.57%)
Annual Return 2019	10.89%
Annual Return 2020	7.52%
Annual Return 2021	3.74%
Annual Return 2022	(11.26%)
Annual Return 2023	9.41%
Annual Return 2024	6.08%